INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Loss before income taxes	$ (1,189,386)	$ (2,758,567)	$ (1,307,890)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ (321,134)	$ (744,813)	$ (353,130)
Items not deductible for income tax purposes	34,640	(107,916)	147,116
Under (over) provision of taxes in prior years	4,469	99,873	(84,532)
Change in timing differences	234,499	91,007	499,718
Impact of foreign exchange on tax assets and liabilities	44,097	4,444	(7,163)
Unused tax losses and tax offsets not recognized	147,036	813,044	33,082
Income tax expense	143,607	155,639	235,091
Texas margin tax and branch tax	22,424	17,000	13,901
Income tax expense	$ 166,031	$ 172,639	$ 248,992